long-term debt	6 Months Ended
Jun. 30, 2022
long-term debt
long-term debt
26	long-term debt

(a)Details of long-term debt

		June 30,	December 31,
As at (millions)	Note	2022	2021
Senior unsecured
TELUS Corporation senior notes	(b)	$16,459	$15,258
TELUS Corporation commercial paper	(c)	1,922	1,900
TELUS Communications Inc. debentures		199	448
Secured
TELUS International (Cda) Inc. credit facility	(e)	984	1,062
Other	(f)	300	308
		19,864	18,976
Lease liabilities	(g)	1,764	1,876
Long-term debt		$21,628	$20,852
Current		$3,146	$2,927
Non-current		18,482	17,925
Long-term debt		$21,628	$20,852

(b)	TELUS Corporation senior notes

The notes are senior unsecured and unsubordinated obligations and rank equally in right of payment with all of our existing and future unsecured unsubordinated obligations, are senior in right of payment to all of our existing and future subordinated indebtedness, and are effectively subordinated to all existing and future obligations of, or guaranteed by, our subsidiaries. The indentures governing the notes contain certain covenants that, among other things, place limitations on our ability, and the ability of certain of our subsidiaries, to: grant security in respect of indebtedness; enter into sale-leaseback transactions; and incur new indebtedness.

Interest is payable semi-annually. The notes require us to make an offer to repurchase them at a price equal to 101% of their principal amount plus accrued and unpaid interest to the date of repurchase upon the occurrence of a change in control triggering event, as defined in the supplemental trust indenture.

At any time prior to the respective maturity dates set out in the table below, the notes are redeemable at our option, in whole at any time, or in part from time to time, on not fewer than 30 days’ and not more than 60 days’ prior notice. On or after the respective redemption present value spread cessation dates set out in the table below, the notes are redeemable at our option, in whole but not in part, on not fewer than 30 days’ and not more than 60 days’ prior notice, at redemption prices equal to 100% of the principal amounts thereof. In addition, accrued and unpaid interest, if any, will be paid to the date fixed for redemption.

														Redemption present
								Principal face amount						value spread
						Effective					Outstanding at
			Issue			interest		Originally			financial			Basis	Cessation
Series	Issued	Maturity	price			rate [1]		issued			statement date			points [2]	date
3.35% Notes, Series CJ	December 2012	March 2023		$998.83		3.36%			$500	million		$500	million	40	Dec. 15, 2022
3.35% Notes, Series CK	April 2013	April 2024		$994.35		3.41%			$1.1	billion		$1.1	billion	36	Jan. 2, 2024
3.75% Notes, Series CQ	September 2014	January 2025		$997.75		3.78%			$800	million		$800	million	38.5	Oct. 17, 2024
3.75% Notes, Series CV	December 2015	March 2026		$992.14		3.84%			$600	million		$600	million	53.5	Dec. 10, 2025
2.75% Notes, Series CZ	July 2019	July 2026		$998.73		2.77%			$800	million		$800	million	33	May 8, 2026
2.80% U.S. Dollar Notes [3]	September 2016	February 2027	US$	991.89		2.89%		US$	600	million	US$	600	million	20	Nov. 16, 2026
3.70% U.S. Dollar Notes [3]	March 2017	September 2027	US$	998.95		3.71%		US$	500	million	US$	500	million	20	June 15, 2027
2.35% Notes, Series CAC	May 2020	January 2028		$997.25		2.39%			$600	million		$600	million	48	Nov. 27, 2027
3.625% Notes, Series CX	March 2018	March 2028		$989.49		3.75%			$600	million		$600	million	37	Dec. 1, 2027
3.30% Notes, Series CY	April 2019	May 2029		$991.75		3.40%			$1.0	billion		$1.0	billion	43.5	Feb. 2, 2029
3.15% Notes, Series CAA	December 2019	February 2030		$996.49		3.19%			$600	million		$600	million	39.5	Nov. 19, 2029
2.05% Notes, Series CAD	October 2020	October 2030		$997.93		2.07%			$500	million		$500	million	38	July 7, 2030
2.85% Sustainability-Linked Notes, Series CAF	June 2021	November 2031		$997.52		2.88	% [4]		$750	million		$750	million	34	Aug. 13, 2031
3.40% U.S. Dollar Sustainability-Linked Notes	February 2022	May 2032	US$	997.13		3.43	% [4]	US$	900	million	US$	900	million	25	Feb. 13, 2032
4.40% Notes, Series CL	April 2013	April 2043		$997.68		4.41%			$600	million		$600	million	47	Oct. 1, 2042
5.15% Notes, Series CN	November 2013	November 2043		$995.00		5.18%			$400	million		$400	million	50	May 26, 2043
4.85% Notes, Series CP	Multiple [5]	April 2044		$987.91	[5]	4.93	% [5]		$500	million [5]		$900	million [5]	46	Oct. 5, 2043
4.75% Notes, Series CR	September 2014	January 2045		$992.91		4.80%			$400	million		$400	million	51.5	July 17, 2044
4.40% Notes, Series CU	March 2015	January 2046		$999.72		4.40%			$500	million		$500	million	60.5	July 29, 2045
4.70% Notes, Series CW	Multiple [6]	March 2048		$998.06	[6]	4.71	% [6]		$325	million [6]		$475	million [6]	58.5	Sept. 6, 2047
4.60% U.S. Dollar Notes [3]	June 2018	November 2048	US$	987.60		4.68%		US$	750	million	US$	750	million	25	May 16, 2048
4.30% U.S. Dollar Notes [3]	May 2019	June 2049	US$	990.48		4.36%		US$	500	million	US$	500	million	25	Dec. 15, 2048
3.95% Notes, Series CAB	Multiple [7]	February 2050		$997.54	[7]	3.97	% [7]		$400	million [7]		$800	million [7]	57.5	Aug. 16, 2049
4.10% Notes, Series CAE	April 2021	April 2051		$994.70		4.13%			$500	million		$500	million	53	Oct. 5, 2050

1	The effective interest rate is that which the notes would yield to an initial debt holder if held to maturity.
2	For Canadian dollar-denominated notes, the redemption price is equal to the greater of (i) the present value of the notes discounted at the Government of Canada yield plus the redemption present value spread calculated over the period to the redemption present value spread cessation date, or (ii) 100% of the principal amount thereof.

For U.S. dollar-denominated notes, the redemption price is equal to the greater of (i) the present value of the notes discounted at the U.S. Adjusted Treasury Rate (at the U.S. Treasury Rate for the 3.40% U.S. Dollar Sustainability-Linked Notes) plus the redemption present value spread calculated over the period to the redemption present value spread cessation date, or (ii) 100% of the principal amount thereof.

3	We have entered into foreign exchange derivatives (cross currency interest rate exchange agreements) that effectively converted the principal payments and interest obligations to Canadian dollar obligations as follows:

		Canadian dollar
	Interest rate	equivalent	Exchange
Series	fixed at	principal	rate
2.80% U.S. Dollar Notes	2.95%	$792 million	$1.3205
3.70% U.S. Dollar Notes	3.41%	$667 million	$1.3348
3.40% U.S. Dollar Sustainability-Linked Notes	3.89%	$1,148 million	$1.2753
4.60% U.S. Dollar Notes	4.41%	$974 million	$1.2985
4.30% U.S. Dollar Notes	4.27%	$672 million	$1.3435

4	If we have not obtained a sustainability performance target verification assurance certificate for the fiscal year ended December 31, 2030, the 2.85% Sustainability-Linked Notes, Series CAF will bear interest at a rate of 3.85% for the period from November 14, 2030, through November 13, 2031, and the 3.40% U.S. Dollar Sustainability-Linked Notes will bear interest at a rate of 4.40% for the period from November 14, 2030, through November 13, 2032. The interest rate on the 3.40% U.S. Dollar Sustainability-Linked Notes may also increase in certain circumstances if we fail to meet additional sustainability and/or environmental, social or governance targets as may be provided for in a sustainability-linked bond. The interest rate on the 3.40% U.S. Dollar Sustainability-Linked Notes, however, can in no event exceed the initial rate of 3.40% by more than 1.50%, in the aggregate, whether as a result of not obtaining a sustainability performance target verification assurance certificate and/or any targets under one or more future sustainability-linked bonds.

Similarly, if we redeem either series of notes and we have not obtained a sustainability performance target verification assurance certificate at the end of the fiscal year immediately preceding the date fixed for redemption, the interest accrued (if any) will be determined using a rate of 3.85% for the Series CAF notes and using a rate of 4.40% for the 3.40% U.S. Dollar Sustainability-Linked Notes.

5	$500 million of 4.85% Notes, Series CP were issued in April 2014 at an issue price of $998.74 and an effective interest rate of 4.86%. This series of notes was reopened in December 2015 and a further $400 million of notes were issued at an issue price of $974.38 and an effective interest rate of 5.02%.
6	$325 million of 4.70% Notes, Series CW were issued in March 2017 at an issue price of $990.65 and an effective interest rate of 4.76%. This series of notes was reopened in February 2018 and a further $150 million of notes were issued at an issue price of $1,014.11 and an effective interest rate of 4.61% in March 2018.
7	$400 million of 3.95% Notes, Series CAB were issued in December 2019 at an issue price of $991.54 and an effective interest rate of 4.00%. This series of notes was reopened in May 2020 and a further $400 million of notes were issued at an issue price of $1,003.53 and an effective interest rate of 3.93%.
(c)	TELUS Corporation commercial paper

TELUS Corporation has an unsecured commercial paper program, which is backstopped by our $2.75 billion syndicated credit facility (see (d)) and is to be used for general corporate purposes, including capital expenditures and investments. This program enables us to issue commercial paper, subject to conditions related to debt ratings, up to a maximum aggregate amount at any one time of $1.9 billion equivalent (US$1.5 billion maximum). Foreign currency forward contracts are used to manage currency risk arising from issuing commercial paper denominated in U.S. dollars. Commercial paper debt is due within one year and is classified as a current portion of long-term debt, as the amounts are fully supported, and we expect that they will continue to be supported, by the revolving credit facility, which has no repayment requirements within the next year. As at June 30, 2022, we had $1.9 billion (December 31, 2021 - $1.9 billion) of commercial paper outstanding, all of which was denominated in U.S. dollars (US$1.5 billion; December 31, 2021 - US$1.5 billion), with an effective average interest rate of 1.79%, maturing through October 2022.

(d)	TELUS Corporation credit facilities

As at June 30, 2022, TELUS Corporation had an unsecured revolving $2.75 billion bank credit facility, expiring on April 6, 2026 (unchanged from December 31, 2021), with a syndicate of financial institutions, which is to be used for general corporate purposes, including the backstopping of commercial paper. As at June 30, 2022, TELUS Corporation had incremental commitments for an unsecured non-revolving $1.9 billion bank credit facility, maturing July 9, 2024, with a syndicate of financial institutions, which is to be used for general corporate purposes; subsequent to June 30, 2022, a definitive credit agreement was executed.

The TELUS Corporation credit facilities bear interest at prime rate, U.S. Dollar Base Rate, a bankers’ acceptance rate or London interbank offered rate (LIBOR) (as such terms are used or defined in the credit facilities), plus applicable margins. The credit facilities contain customary representations, warranties and covenants, including two financial quarter-end ratio tests. These tests are that our leverage ratio must not exceed 4.25:1.00 and our operating cash flow to interest expense ratio must not be less than 2.00:1.00, all as defined in the credit facilities.

Continued access to the TELUS Corporation credit facilities is not contingent upon TELUS Corporation maintaining a specific credit rating.

	June 30,	December 31,
As at (millions)	2022	2021
Net available	$828	$850
Backstop of commercial paper	1,922	1,900
Gross available revolving credit facility	$2,750	$2,750

We had $124 million of letters of credit outstanding as at June 30, 2022 (December 31, 2021 – $193 million), issued under various uncommitted facilities; such letter of credit facilities are in addition to the ability to provide letters of credit pursuant to our committed revolving bank credit facility.

(e)	TELUS International (Cda) Inc. credit facility

As at June 30, 2022, TELUS International (Cda) Inc. had a credit facility, secured by its assets, expiring on January 28, 2025, with a syndicate of financial institutions, joined in 2020 by TELUS Corporation. The credit facility is comprised of US$620 million (TELUS Corporation as a lender of approximately 7.5%) and US$230 million (TELUS Corporation as a lender of 12.5%) revolving components and amortizing US$600 million (TELUS Corporation as 12.5% lender) and US$250 million term loan components. The credit facility is non-recourse to TELUS Corporation. The outstanding revolving components and term loan components had a weighted average interest rate of 3.12% as at June 30, 2022.

As at (millions)	June 30, 2022						December 31, 2021
	Revolving		Term loan				Revolving		Term loan
	components [1]		components [2]		Total		components		components		Total
Available	US$	788	US$	N/A	US$	788	US$	725	US$	N/A	US$	725
Outstanding
Due to other		54		717		771		109		737		846
Due to TELUS Corporation		8		69		77		16		71		87
	US$	850	US$	786	US$	1,636	US$	850	US$	808	US$	1,658

1	Revolving component available is gross of swingline draw of US$NIL (December 31, 2021 - US$8).
2	We have entered into a receive-floating interest rate, pay-fixed interest rate exchange agreement that effectively converts our interest obligations on US$92 of the debt to a fixed rate of 2.64%.

Relative to amounts owed to the syndicate of financial institutions, excluding TELUS Corporation, we have entered into foreign exchange derivatives (cross currency interest rate exchange agreements) that effectively convert an amortizing amount of US$386 of the principal payments, and associated interest obligations, to European euro obligations with an effective fixed interest rate of 0.65% and an effective fixed economic exchange rate of US$1.0932:€1.00. These have been accounted for as a net investment hedge in a foreign operation (see Note 4).

The TELUS International (Cda) Inc. credit facility bears interest at prime rate, U.S. Dollar Base Rate, a bankers’ acceptance rate or London interbank offered rate (LIBOR) (all such terms as used or defined in the credit facility), plus applicable margins. The credit facility contains customary representations, warranties and covenants, including two financial quarter-end ratio tests; the TELUS International (Cda) Inc. quarter-end net debt to operating cash flow ratio must not exceed: 4.50:1.00 during fiscal 2022 and 3.75:1.00 subsequently; the quarter-end operating cash flow to debt service (interest and scheduled principal repayment) ratio must not be less than 1.50:1.00; all as defined in the credit facility.

The term loan components are subject to an amortization schedule which requires that 5% of the principal advanced be repaid each year of the term of the agreement, with the balance due at maturity and December 22, 2022, for the US$250 million component, respectively.

(f)Other

Other liabilities bear interest at 3.19%, are secured by the AWS-4 spectrum licences associated with these other liabilities and a real estate holding, and are subject to amortization schedules, so that the principal is repaid over the periods to maturity, the last period ending March 31, 2035.

(g)Lease liabilities

Lease liabilities are subject to amortization schedules, so that the principal is repaid over various periods, including reasonably expected renewals. The weighted average interest rate on lease liabilities was approximately 3.63% as at June 30, 2022.

(h)	Long-term debt maturities

Anticipated requirements to meet long-term debt repayments, calculated for long-term debt owing as at June 30, 2022, are as follows:

									Other
Composite long-term debt denominated in	Canadian dollars			U.S. dollars					currencies
	Long-term			Long-term
	debt,			debt,		Currency swap agreement
	excluding	Leases		excluding	Leases	amounts to be exchanged			Leases
Years ending December 31 (millions)	leases	(Note 19)	Total	leases	(Note 19)	(Receive) [1]	Pay	Total	(Note 19)	Total
2022 (remainder of year)	$9	$180	$189	$2,237	$16	$(1,957)	$1,941	$2,237	$21	$2,447
2023	533	258	791	34	30	(28)	24	60	39	890
2024	1,118	227	1,345	34	16	(28)	24	46	24	1,415
2025	1,019	119	1,138	611	13	(413)	395	606	20	1,764
2026	1,420	95	1,515	—	13	—	—	13	19	1,547
2027-2031	4,164	284	4,448	1,417	8	(1,417)	1,459	1,467	38	5,953
Thereafter	4,664	292	4,956	2,770	—	(2,770)	2,794	2,794	—	7,750
Future cash outflows in respect of composite long-term debt principal repayments	12,927	1,455	14,382	7,103	96	(6,613)	6,637	7,223	161	21,766
Future cash outflows in respect of associated interest and like carrying costs [2]	6,369	296	6,665	2,623	16	(2,564)	2,594	2,669	30	9,364
Undiscounted contractual maturities (Note 4(b))	$19,296	$1,751	$21,047	$9,726	$112	$(9,177)	$9,231	$9,892	$191	$31,130

1	Where applicable, cash flows reflect foreign exchange rates as at June 30, 2022.
2	Future cash outflows in respect of associated interest and like carrying costs for commercial paper and amounts drawn under our credit facilities (if any) have been calculated based upon the rates in effect as at June 30, 2022.